Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Recovery of Awards

The Company has a written policy for the recovery of erroneously awarded incentive-based compensation, in accordance with the NASDAQ and SEC rules under the Dodd-Frank Wall Street Reform and Consumer Protection Act. Under the policy, in the event the Company is required to prepare a restatement of its financial statements due to its material noncompliance with any financial reporting requirement under the securities laws, the Company will recoup any incentive-based compensation paid to the Company’s executive officers that exceeds the amount that would have been paid had such compensation amount been determined based on the restated financial statement. A copy of the policy is included as an exhibit to the Company’s Annual Report on Form 10-K. In 2025, the Company was not required to complete a restatement that required recovery of incentive-based compensation, and there was no outstanding balance of excess incentive-based compensation related to any prior restatement. With regard to equity-based awards, the MIP gives the Company broad discretion to reduce, cancel, seek to forfeit, or recoup any Plan participant’s awards upon the breach of any agreement with or obligation to the Company, violation of any Company policy or procedure, or engagement in conduct that is otherwise detrimental to the business or reputation of the Company. Since becoming a public company in 1983, the Company has had no illegal actions by its officers or restatements of financial information.